Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 11. Income Taxes

For the three and nine months ended March 31, 2012 and 2011, the Company did not record an income tax benefit because it has incurred taxable losses and has no history of generating taxable income and therefore the Company cannot  presently anticipate the realization of a tax benefit on its Net Operating Loss carryforward of $4,923. The Company has established a full valuation allowance against its deferred tax assets related to its Net Operating Loss carryforward of $4,923 as of March 31, 2012.  As a result of the change in control pursuant to the Recapitalization, the utilization of the $4,923 Net Operating Loss carryforward will be substantially limited.

The Company will recognize interest and penalties related to any uncertain tax positions through its income tax expense.

The Company may in the future become subject to federal, state and local income taxation though it has not been since its inception.  The Company is not presently subject to any income tax audit in any taxing jurisdiction.

For the year ended June 30, 2011 and 2010, the Company did not record an income tax benefit because it has incurred taxable losses, it has no history of generating taxable income, and the Company cannot presently anticipate the realization of a tax benefit on its Net Operating Loss carryforward of $12,017 and $5,490 as of June 30, 2011 and 2010, respectively.  Accordingly, a full valuation allowance has been established on the related deferred tax assets.   Because of the change of control pursuant to the Recapitalization, utilization of prior fiscal year net operating loss carryforwards of $5,490 will be substantially limited.

The Company will recognize interest and penalties related to any uncertain tax positions through income tax expense.

The Company may in the future become subject to federal, state and city income taxation for years 2008 through 2010 under the normal statute of limitations. Generally, for state tax purposes, the Company’s 2008 through 2010 tax years remain open for examination by the tax authorities under a four year statute of limitations. However, certain states may keep their statute open for six to ten years. There are no income tax audits currently in process with any taxing jurisdictions.